FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866
                                   ----------

                     TEMPLETON EMERGING MARKETS INCOME FUND
                   --------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                   ---------------
Date of fiscal year end:   8/31
                          ------

Date of reporting period: 05/31/09
                         ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Emerging Markets Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2009

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   8

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Emerging Markets Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS 92.4%
      ARGENTINA 7.5%
(b,c) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ...............          140,605,000         $   45,345,112
                                                                                                              --------------
      BOSNIA & HERZEGOVINA 0.8%
  (b) Government of Bosnia & Herzegovina, FRN, 4.148%, 12/11/17 ................            6,502,937    EUR       5,103,490
                                                                                                              --------------
      BRAZIL 13.8%
      Nota Do Tesouro Nacional,
         10.082%, 1/01/12 ......................................................               64,080(d) BRL      32,015,016
         10.082%, 1/01/14 ......................................................               20,000(d) BRL       9,586,752
         10.082%, 1/01/17 ......................................................               46,400(d) BRL      21,465,834
  (e)    Index Linked, 6.00%, 5/15/15 ..........................................                5,600(d) BRL       5,040,117
  (e)    Index Linked, 6.00%, 5/15/45 ..........................................               17,820(d) BRL      15,480,091
                                                                                                              --------------
                                                                                                                  83,587,810
                                                                                                              --------------
      COLOMBIA 1.5%
      Government of Colombia,
         senior bond, 11.75%, 2/25/20 ..........................................            4,255,000              5,818,713
         senior note 7.375%, 3/18/19 ...........................................            3,000,000              3,195,000
                                                                                                              --------------
                                                                                                                   9,013,713
                                                                                                              --------------
      EL SALVADOR 0.4%
  (f) Government of El Salvador, 144A, 7.65%, 6/15/35 ..........................            2,650,000              2,256,025
                                                                                                              --------------
      FIJI 1.5%
      Republic of Fiji, 6.875%, 9/13/11 ........................................           12,360,000              9,208,200
                                                                                                              --------------
      GEORGIA 0.9%
      Government of Georgia, 7.50%, 4/15/13 ....................................            6,950,000              5,577,375
                                                                                                              --------------
      GHANA 0.7%
  (g) Government of Ghana, Reg S, 8.50%, 10/04/17 ..............................            5,300,000              4,280,280
                                                                                                              --------------
      HUNGARY 0.4%
      Government of Hungary,
         3.50%, 7/18/16 ........................................................              145,000    EUR         167,993
         4.375%, 7/04/17 .......................................................              390,000    EUR         460,356
         5.75%, 6/11/18 ........................................................            1,135,000    EUR       1,450,101
         senior note, 3.875%, 2/24/20 ..........................................              465,000    EUR         501,792
                                                                                                              --------------
                                                                                                                   2,580,242
                                                                                                              --------------
      INDIA 1.6%
  (f) ICICI Bank Ltd.,
         144A, 6.625%, 10/03/12 ................................................            6,625,000              6,543,844
  (b)    sub. bond, 144A, FRN, 6.375%, 4/30/22 .................................            4,100,000              3,099,776
                                                                                                              --------------
                                                                                                                   9,643,620
                                                                                                              --------------
      INDONESIA 12.4%
      Government of Indonesia,
         FR19, 14.25%, 6/15/13 .................................................      169,282,000,000    IDR      19,124,431
         FR20, 14.275%, 12/15/13 ...............................................      166,215,000,000    IDR      18,939,468
         FR26, 11.00%, 10/15/14 ................................................      120,832,000,000    IDR      12,417,868
         FR28, 10.00%, 7/15/17 .................................................       18,800,000,000    IDR       1,813,315
         FR31, 11.00%, 11/15/20 ................................................      132,050,000,000    IDR      13,054,212
         FR36, 11.50%, 9/15/19 .................................................       40,000,000,000    IDR       4,110,788


                     Quarterly Statement of Investments | 3

Templeton Emerging Markets Income Fund

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS (CONTINUED)
      INDONESIA (CONTINUED)
      Government of Indonesia, (continued)
         FR46, 9.50%, 7/15/23 ..................................................        3,200,000,000    IDR  $      276,773
         FR47, 10.00%, 2/15/28 .................................................       12,210,000,000    IDR       1,044,198
         FR48, 9.00%, 9/15/18 ..................................................        5,450,000,000    IDR         485,945
  (f)    senior note, 144A, 11.625%, 3/04/19 ...................................            2,745,000              3,438,113
                                                                                                              --------------
                                                                                                                  74,705,111
                                                                                                              --------------
      IRAQ 5.0%
      Government of Iraq,
  (f)    144A, 5.80%, 1/15/28 ..................................................           46,800,000             29,367,000
  (g)    Reg S, 5.80%, 1/15/28 .................................................            1,675,000              1,051,062
                                                                                                              --------------
                                                                                                                  30,418,062
                                                                                                              --------------
      KAZAKHSTAN 5.5%
      HSBK (Europe) BV,
  (f)    144A, 7.25%, 5/03/17 ..................................................            4,305,000              2,539,950
  (g)    Reg S, 7.25%, 5/03/17 .................................................           21,730,000             12,820,700
  (f) Kazmunaigaz Finance Sub BV, 144A, 9.125%, 7/02/18 ........................           19,200,000             17,664,000
                                                                                                              --------------
                                                                                                                  33,024,650
                                                                                                              --------------
      MEXICO 3.4%
      Government of Mexico, M 20, 7.50%, 6/03/27 ...............................            2,978,000(h) MXN      20,566,586
                                                                                                              --------------
      NETHERLANDS 1.9%
      Rabobank Nederland, senior note, 8.75%, 1/24/17 ..........................          157,900,000    MXN      11,315,446
                                                                                                              --------------
      PAKISTAN 1.5%
  (f) Government of Pakistan, 144A, 6.875%, 6/01/17 ............................           15,000,000              9,075,000
                                                                                                              --------------
      PANAMA 1.1%
      Government of Panama, 6.70%, 1/26/36 .....................................            6,639,000              6,539,415
                                                                                                              --------------
      PERU 4.7%
      Government of Peru,
         7.35%, 7/21/25 ........................................................            9,420,000             10,089,762
         8.75%, 11/21/33 .......................................................           12,550,000             15,182,990
  (f) Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A,
         zero cpn., 5/31/18 ....................................................            4,443,667              3,083,760
                                                                                                              --------------
                                                                                                                  28,356,512
                                                                                                              --------------
      PHILIPPINES 3.8%
      Government of the Philippines,
         9.00%, 2/15/13 ........................................................           16,460,000             18,890,789
  (g)    Reg S, 8.75%, 10/07/16 ................................................            3,750,000              4,361,719
                                                                                                              --------------
                                                                                                                  23,252,508
                                                                                                              --------------
      POLAND 0.8%
      Government of Poland, 6.25%, 10/24/15 ....................................           15,380,000    PLN       4,914,567
                                                                                                              --------------
      RUSSIA 6.2%
  (g) Alfa MTN Markets Ltd. for ABH Financial Ltd., Reg S, 8.20%, 6/25/12 ......            1,575,000              1,378,125
  (g) Gaz Capital SA, senior bond, Reg S, 8.146%, 4/11/18 ......................            6,000,000              5,491,764
  (f) Gazprom, secured note, 144A, 7.51%, 7/31/13 ..............................            4,550,000              4,413,500
  (g) Government of Russia, senior bond, Reg S, 7.50%, 3/31/30 .................              427,200                430,041


                     4 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS (CONTINUED)
      RUSSIA (CONTINUED)
      LUKOIL International Finance BV,
  (f)    144A, 6.356%, 6/07/17 .................................................              890,000         $      743,150
  (f)    144A, 6.656%, 6/07/22 .................................................            4,540,000              3,461,750
  (g)    Reg S, 6.356%, 6/07/17 ................................................            2,300,000              1,920,500
  (g)    Reg S, 6.656%, 6/07/22 ................................................            3,970,000              3,072,750
      VTB Capital (VNESHTORGBK), 6.315% to 2/04/10, 7.815% thereafter,
         2/04/15 ...............................................................           17,000,000             14,365,000
  (f) VTB Capital SA, senior note, 144A, 6.25%, 6/30/35 ........................            2,400,000              1,926,000
                                                                                                              --------------
                                                                                                                  37,202,580
                                                                                                              --------------
      SOUTH AFRICA 2.0%
(b,f) Edcon Holdings, 144A, FRN, 7.15%, 6/15/15 ................................            1,200,000    EUR         661,775
(b,g) Edcon Proprietary Ltd., senior secured note, Reg S, FRN, 4.90%, 6/15/14 ..            2,100,000    EUR       1,885,636
      Government of South Africa,
         4.50%, 4/05/16 ........................................................            4,000,000    EUR       4,991,596
         senior note, 5.875%, 5/30/22 ..........................................            5,000,000              4,587,500
                                                                                                              --------------
                                                                                                                  12,126,507
                                                                                                              --------------
      SOUTH KOREA 1.0%
      Korea Treasury Bond,
         0475-1112, 4.75%, 12/10/11 ............................................        2,804,070,000    KRW       2,275,245
         0475-1203, 4.75%, 3/10/12 .............................................        2,255,000,000    KRW       1,824,585
         0525-2703, 5.25%, 3/10/27 .............................................        2,179,600,000    KRW       1,677,492
                                                                                                              --------------
                                                                                                                   5,777,322
                                                                                                              --------------
  (i) SUPRANATIONAL 4.3%
  (j) Corporacion Andina De Fomento, 8.125%, 6/04/19 ...........................            4,550,000              4,542,037
      Inter-American Development Bank, senior note, 7.50%, 12/05/24 ............          355,000,000    MXN      21,534,245
                                                                                                              --------------
                                                                                                                  26,076,282
                                                                                                              --------------
      UKRAINE 5.5%
  (f) City of Kiev, 144A, 8.625%, 7/15/11 ......................................           22,400,000             12,824,000
  (f) Government of the Ukraine, 144A,
         7.65%, 6/11/13 ........................................................           11,948,000              9,397,102
  (b)    FRN, 5.15%, 8/05/09 ...................................................           11,660,000             11,216,920
                                                                                                              --------------
                                                                                                                  33,438,022
                                                                                                              --------------
      UNITED ARAB EMIRATES 0.9%
  (f) DP World Ltd., 144A, 6.85%, 7/02/37 ......................................            8,080,000              5,677,008
                                                                                                              --------------
      UNITED KINGDOM 0.5%
  (f) Anglo American Capital PLC,
         144A, 9.375%, 4/08/19 .................................................            1,000,000              1,065,690
         senior note, 144A, 9.375%, 4/08/14 ....................................            2,000,000              2,117,360
                                                                                                              --------------
                                                                                                                   3,183,050
                                                                                                              --------------
      UNITED STATES 2.0%
      General Electric Capital Corp., senior note, A, 8.50%, 4/06/18 ...........          185,000,000    MXN      11,853,461
                                                                                                              --------------


                     Quarterly Statement of Investments | 5

Templeton Emerging Markets Income Fund

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS (CONTINUED)
      VENEZUELA 0.3%
      Government of Venezuela,
         10.75%, 9/19/13 .......................................................            1,295,000         $    1,029,525
  (g)    senior bond, Reg S, 5.375%, 8/07/10 ...................................              870,000                785,828
                                                                                                              --------------
                                                                                                                   1,815,353
                                                                                                              --------------
      VIETNAM 0.5%
      Government of Vietnam,
  (f)    144A, 6.875%, 1/15/16 .................................................            1,895,000              1,885,525
  (g)    Reg S, 6.875%, 1/15/16 ................................................            1,405,000              1,397,975
                                                                                                              --------------
                                                                                                                   3,283,500
                                                                                                              --------------
      TOTAL BONDS (COST $623,089,246)                                                                            559,196,809
                                                                                                              --------------
      SHORT TERM INVESTMENTS 4.4%
      FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $7,981,649) 1.3%
      EGYPT 1.3%
  (k) Egypt Treasury Bills, 7/07/09 - 9/22/09 ..................................           43,350,000    EGP       7,608,378
                                                                                                              --------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
         (COST $631,070,895) ...................................................                                 566,805,187
                                                                                                              --------------

                                                                                         SHARES
                                                                                  -------------------
      MONEY MARKET FUNDS (COST $18,824,185) 3.1%
      UNITED STATES 3.1%
  (l) Institutional Fiduciary Trust Money Market Portfolio, 0.02% ..............           18,824,185             18,824,185
                                                                                                              --------------
      TOTAL INVESTMENTS (COST $649,895,080) 96.8% ..............................                                 585,629,372
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 0.6% ...........                                   3,253,406
      OTHER ASSETS, LESS LIABILITIES 2.6% ......................................                                  15,797,158
                                                                                                              --------------
      NET ASSETS 100.0% ........................................................                              $  604,679,936
                                                                                                              ==============

See Abbreviations on page 11.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  Principal amount is stated in 1,000 Brazilian Real units.

(e)  Redemption price at maturity is adjusted for inflation.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $132,457,248, representing 21.91% of net assets.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $38,876,380, representing 6.43% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  Security purchased on a when-issued basis.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securites and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors,


                     Quarterly Statement of Investments | 7

Templeton Emerging Markets Income Fund

3. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund enters into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $654,428,201
                                                                   ============
Unrealized appreciation ........................................   $ 18,705,761
Unrealized depreciation ........................................    (87,504,590)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $(68,798,829)
                                                                   ============


                     8 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

5. FORWARD EXCHANGE CONTRACTS

At May 31, 2009, the Fund had the following forward exchange contracts outstanding:

                                              CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
                                              AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
                                             ----------       ----------   ------------   ------------
CONTRACTS TO BUY
        8,324,767   Malaysian Ringgit ....    1,681,570 EUR     6/16/09     $    7,706    $        --
        7,951,887   Malaysian Ringgit ....    1,609,368 EUR     6/17/09          2,872             --
        5,367,447   Peruvian Nuevo Sol ...    1,749,032         5/18/10         20,456             --
CONTRACTS TO SELL
       67,925,352   Mexican Peso .........    5,089,948         6/08/09             --        (66,525)
       34,649,958   Mexican Peso .........    3,175,982         6/12/09        547,234             --
       11,914,000   Mexican Peso .........      846,231         7/31/09             --        (50,823)
       19,326,000   Brazilian Real .......    8,569,908         8/04/09             --     (1,089,799)
          180,829   Euro .................      264,878         8/18/09          9,348             --
       61,513,239   Mexican Peso .........    4,568,414         8/18/09             --        (52,212)
      457,957,173   Mexican Peso .........   34,903,942         8/21/09        517,610             --
       74,700,583   Mexican Peso .........    6,956,657         8/27/09      1,352,081             --
          725,485   Euro .................    1,013,684         9/10/09             --        (11,326)
          362,390   Euro .................      505,680         9/11/09             --         (6,324)
       13,012,157   Mexican Peso .........    1,157,459         9/15/09        183,869             --
          688,058   Euro .................      970,299         9/21/09             --         (1,756)
       39,897,968   Mexican Peso .........    3,467,579        10/01/09        489,224             --
       39,728,544   Mexican Peso .........    3,462,183        10/05/09        498,181             --
       11,801,000   Mexican Peso .........      871,083        12/01/09             --         (2,200)
        7,600,000   Euro .................   10,313,656         3/29/10             --       (415,479)
Unrealized appreciation (depreciation) on offsetting forward
   exchange contracts ..................................................     1,321,269             --
                                                                            ----------    -----------
Unrealized appreciation (depreciation) on forward exchange contracts ...     4,949,850     (1,696,444)
                                                                            ----------    -----------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
      EXCHANGE CONTRACTS ...............................................    $3,253,406
                                                                            ==========

See Abbreviation on page 11.

(a)  In U.S. dollar unless otherwise indicated.

6. INTEREST RATE SWAPS

At May 31, 2009, the Fund had the following interest rate swap contracts outstanding:

COUNTER-        RECEIVE --             PAY --            NOTIONAL PRINCIPAL   EXPIRATION    UNREALIZED     UNREALIZED
PARTY           FIXED RATE         FLOATING RATE              AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
-------------   ----------   -------------------------   ------------------   ----------   ------------   ------------
Merrill Lynch     7.053%      Tasa Nominal Annual Rate    4,700,000,000 CLP     6/13/18     $1,346,682        $--
JPMorgan           7.06%      Tasa Nominal Annual Rate    1,568,000,000 CLP     6/13/18        450,736         --
Merrill Lynch     7.094%      Tasa Nominal Annual Rate    5,100,000,000 CLP     6/16/18      1,478,632         --
JPMorgan           7.15%      Tasa Nominal Annual Rate    1,600,000,000 CLP     6/18/18        476,301         --
JPMorgan          7.855%      Tasa Nominal Annual Rate      403,200,000 CLP     7/17/18        170,690         --


                     Quarterly Statement of Investments | 9

Templeton Emerging Markets Income Fund

6. INTEREST RATE SWAPS (CONTINUED)

COUNTER-        RECEIVE --             PAY --            NOTIONAL PRINCIPAL   EXPIRATION    UNREALIZED     UNREALIZED
PARTY           FIXED RATE         FLOATING RATE              AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
-------------   ----------   -------------------------   ------------------   ----------   ------------   ------------
Merrill Lynch      9.03%     MXN Interbank Equilibrium
                                   Interest Rate            241,000,000 MXN     8/17/18     $1,259,687        $--
Merrill Lynch      9.10%     MXN Interbank Equilibrium
                                   Interest Rate             80,000,000 MXN     8/04/28        278,653         --
                                                                                            ----------        ---
Unrealized appreciation (depreciation) on interest rate swap contracts .................    $5,461,381        $--
                                                                                            ----------        ---
   Net unrealized appreciation (depreciation) on interest rate swap contracts ..........    $5,461,381
                                                                                            ==========

See Abbreviations on page 11.

(a)  In U.S. Dollar unless otherwise indicated.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                          LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                        -----------   ------------   -------   ------------
ASSETS:
   Investments in Securities ........   $26,432,563   $559,196,809     $--     $585,629,372
   Other Financial Instruments(a) ...            --     10,411,231      --       10,411,231
LIABILITIES:
   Other Financial Instruments(a) ...            --      1,696,444      --        1,696,444

(a) Other financial instruments may include unrealized appreciation or depreciation on forward exchange contracts and swaps.


                     10 | Quarterly Statement of Investments

Templeton Emerging Markets Income Fund

7. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

CURRENCY

BRL - Brazilian Real
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
PLN - Polish Zloty

SELECTED PORTFOLIO

FRN - Floating Rate Note
MTN - Medium Term Note

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 11


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND


By /s/LAURA F. FERGERSON
  ----------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ----------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009


By /s/MARK H. OTANI
  -----------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009